Share Capital (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020 $ / shares shares	Mar. 25, 2019	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Aug. 20, 2014 USD ($) shares	Oct. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Classes of common shares	1		1
Common Shares, Conversion Basis			As part of the completion of the Poseidon Transaction, the outstanding shares of Class B common shares converted to Class A common shares on a one-for-one basis on January 2, 2019 and were also retrospectively adjusted for the one-for-eight reverse stock split.
Proceeds from offering of Class A common shares, net of offering costs | $			$ (76)	$ 0
American Depository Share [Member]
Class of Stock [Line Items]
Net proceeds from issuance | $			$ 5,182				$ 856
Shares issued	222,671		222,671				42,756
Common Shares [Member]
Class of Stock [Line Items]
Shares Issued During Period, Shares, New Issues	184,270					7,613,788
Proceeds from offering of Class A common shares, net of offering costs | $						$ 50,710
Shares Issued, Price Per Share | $ / shares						$ 7.25
Proceeds from Issuance or Sale of Equity | $						$ 55,200
Shares, Outstanding	17,741,008		17,741,008	9,942,950			17,556,738	17,556,738	9,942,950	9,942,950
Reverse Stock Split [Member] | Common Shares [Member]
Class of Stock [Line Items]
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio		8
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Depositary shares issued					1,400,000
Preferred shares dividend rate percentage			8.75%
Preferred shares issuance term description			On August 20, 2014, the Company issued 1,400,000 Series B Preferred Shares. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis.
Preferred Shares, Redemption Terms			At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Redemption price per share | $ / shares	$ 2,500		$ 2,500
Redemption price per depositary share | $ / shares			25
Net proceeds from issuance | $					$ 33,497
Preferred shares, par value | $ / shares	$ 0.01		$ 0.01	$ 0.01			$ 0.01
Preferred shares, shares outstanding	16,655		16,655				14,428
Series B Preferred Shares [Member] | American Depository Share [Member]
Class of Stock [Line Items]
Preferred shares, shares outstanding	2,227		2,227				428
Series B Preferred Shares [Member] | Installment 3 FY 2014 [Member]
Class of Stock [Line Items]
Dividend declaration date			Sep. 22, 2014